Schedule of Investments July 31, 2019 (Unaudited)

Nuance Concentrated Value Fund

	Shares	Value
COMMON STOCKS - 83.7%
Communication Services - 4.2%
Alphabet, Inc. - Class A *	15,438	$18,806,572
Consumer Staples - 8.1%
Cal-Maine Foods, Inc.	370,336	14,728,263
Henkel AG & Co. KGaA - ADR	277,816	6,556,457
Sanderson Farms, Inc.	111,848	14,654,325
		35,939,045
Financials # - 27.7%
Charles Schwab Corp.	313,358	13,543,333
Chubb Ltd.	28,166	4,304,891
MetLife, Inc.	258,632	12,781,594
Northern Trust Corp.	148,929	14,595,042
Reinsurance Group of America, Inc.	169,201	26,381,820
Travelers Companies, Inc.	126,909	18,607,398
UMB Financial Corp.	126,505	8,635,231
Unum Group	375,238	11,988,854
Valley National Bancorp	1,138,788	12,708,874
		123,547,037
Healthcare - 12.5%
Dentsply Sirona, Inc.	266,795	14,526,988
Globus Medical, Inc. - Class A *	210,328	9,586,750
Johnson & Johnson	128,070	16,677,275
Smith & Nephew - ADR	216,698	9,846,757
Universal Health Services, Inc. - Class B	33,010	4,979,889
		55,617,659
Industrials - 17.2%
ABB Ltd. - ADR	316,450	5,949,260
Amphenol Corp. - Class A	174,422	16,277,061
Lindsay Corp.	126,244	11,515,978
Schneider Electric SE - ADR	596,579	10,255,193
WABCO Holdings, Inc. *	175,765	23,273,043
Werner Enterprises, Inc.	283,407	9,394,942
		76,665,477
Materials - 7.7%
3M Co.	196,298	34,297,186
Real Estate - 5.3%
Equity Commonwealth	706,436	23,722,121
Utilities - 1.0%
Aqua America, Inc.	54,175	2,272,641
SJW Group	34,731	2,253,695
		4,526,336
Total Common Stocks
(Cost $341,920,458)		373,121,433

SHORT-TERM INVESTMENT - 16.3%
First American Government Obligations Fund, Class X, 2.24% ^
(Cost $72,934,621)	72,934,621	72,934,621

Total Investments - 100.0%
(Cost $414,855,079)		446,056,054
Other Assets and Liabilities, Net - (0.0)%		(188,693)
Total Net Assets - 100.0%		$445,867,361

*	Non-income producing security.
#
The Fund is signficantly invested in this sector and therefore is subject to additional risks.  Changes in governmental regulation, interest rates, domestic and international economics, loan losses, price competition and industry consolidation may affect companies in this sector.

^	The rate shown is the annualized seven day effective yield as of July 31, 2019.
ADR -	American Depositary Receipt

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of July 31, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$373,121,433	$-	$-	$373,121,433
Short-Term Investment	72,934,621	-	-	72,934,621
Total Investments	$446,056,054	$-	$-	$446,056,054

Refer to the Schedule of Investments for further information on the classification of investments.

Schedule of Investments July 31, 2019 (Unaudited)

Nuance Concentrated Value Long-Short Fund

	Shares	Value
COMMON STOCKS - 83.5%
Communication Services - 4.2%
Alphabet, Inc. - Class A (a)*	1,656	$2,017,339

Consumer Staples - 8.6%
Cal-Maine Foods, Inc. (a)	39,250	1,560,973
Henkel AG & Co. KGaA - ADR (a)	29,557	697,545
Sanderson Farms, Inc. (a)	14,400	1,886,688
		4,145,206
Financials # - 27.9%
Charles Schwab Corp. (a)	33,628	1,453,402
Chubb Ltd. (a)	3,012	460,354
MetLife, Inc. (a)	28,205	1,393,891
Northern Trust Corp. (a)	15,290	1,498,420
Reinsurance Group of America, Inc. (a)	17,903	2,791,436
Travelers Companies, Inc. (a)	14,030	2,057,078
UMB Financial Corp. (a)	14,576	994,958
Unum Group (a)	42,526	1,358,706
Valley National Bancorp (a)	131,344	1,465,799
		13,474,044
Healthcare - 12.4%
Dentsply Sirona, Inc. (a)	29,031	1,580,738
Globus Medical, Inc. - Class A (a)*	22,131	1,008,731
Johnson & Johnson (a)	14,400	1,875,168
Smith & Nephew - ADR (a)	21,800	990,592
Universal Health Services, Inc. - Class B (a)	3,461	522,126
		5,977,355
Industrials - 16.5%
ABB Ltd. - ADR (a)	35,821	673,435
Amphenol Corp. - Class A (a)	16,958	1,582,521
Lindsay Corp. (a)	13,122	1,196,989
Schneider Electric SE - ADR (a)	55,253	949,799
WABCO Holdings, Inc. (a)*	19,589	2,593,779
Werner Enterprises, Inc. (a)	29,755	986,378
		7,982,901
Materials - 7.4%
3M Co. (a)	20,457	3,574,247

Real Estate - 5.5%
Equity Commonwealth (a)	79,189	2,659,167

Utilities - 1.0%
Aqua America, Inc. (a)	5,789	242,849
SJW Group (a)	3,734	242,299
		485,148
Total Common Stocks
(Cost $37,511,857)		40,315,407

SHORT-TERM INVESTMENT - 10.2%
First American Government Obligations Fund, Class X, 2.24% (a) ^
(Cost $4,949,440)	4,949,440	4,949,440
Total Investments - 93.7%
(Cost $42,461,297)		45,264,847
Other Assets and Liabilities, Net - 6.3%		3,036,603
Total Net Assets - 100.0%		$48,301,450

(a)	All or a portion of this security is designated as collateral for securities sold short. As of July 31, 2019, the value of the collateral was $45,264,847.
*	Non-income producing security.
#
The Fund is signficantly invested in this sector and therefore is subject to additional risks.  Changes in governmental regulation, interest rates, domestic and international economics, loan losses, price competition and industry consolidation may affect companies in this sector.

^	The rate shown is the annualized seven day effective yield as of July 31, 2019.
ADR-	American Depositary Receipt

Schedule of Securities Sold Short July 31, 2019 (Unaudited)

Nuance Concentrated Value Long-Short Fund

	Shares	Value
COMMON STOCKS - 99.4%
Consumer Discretionary - 23.9%
Cintas Corp.	7,835	$2,040,547
Delta Air Lines, Inc.	6,425	392,182
Home Depot, Inc.	8,839	1,888,806
McDonalds Corp.	3,536	745,106
O'Reilly Automotive, Inc. *	2,242	853,664
Restaurant Brands International, Inc.	24,717	1,821,643
Ross Stores, Inc.	19,089	2,024,007
Royal Caribbean Cruises Ltd.	6,189	720,028
TJX Companies, Inc.	6,019	328,397
Yum China Holding, Inc.	6,312	710,226
		11,524,606
Consumer Staples - 11.1%
Coca-Cola Co.	36,606	1,926,574
Costco Wholesale Corp.	3,347	922,533
Dollar General Corp.	13,604	1,823,208
PepsiCo, Inc.	5,449	696,437
		5,368,752
Energy - 4.7%
BP PLC - ADR	5,266	209,271
Chevron Corp.	3,386	416,850
ConocoPhillips	5,952	351,644
Exxon Mobil Corp.	4,622	343,692
Royal Dutch Shell PLC - Class A - ADR	6,022	378,724
Suncor Energy, Inc.	6,067	174,123
Valero Energy Corp.	4,837	412,354
		2,286,658
Financials - 10.0%
Allstate Corp.	18,196	1,954,251
American Express Co.	3,001	373,234
Bank of America Corp.	10,741	329,534
JPMorgan Chase & Co.	2,447	283,852
Progressive Corp.	23,288	1,885,862
		4,826,733
Healthcare - 2.0%
HCA Healthcare, Inc.	7,163	956,332

Industrials - 22.4%
Boeing Co.	4,016	1,370,179
CSX Corp.	10,847	763,629
Cummins, Inc.	2,137	350,468
Dover Corp.	3,904	378,102
Eaton Corporation PLC	4,261	350,211
Illinois Tool Works, Inc.	3,748	578,054
Ingersoll-Rand PLC	14,195	1,755,354
Republic Services, Inc.	20,943	1,856,597
Union Pacific Corp.	5,668	1,019,957
United Airlines Holdings, Inc. *	3,661	336,482
Waste Management, Inc.	17,605	2,059,785
		10,818,818
Information Technology - 1.5%
Paychex, Inc.	8,677	720,625

Materials - 12.0%
Air Products and Chemicals, Inc.	3,809	869,480
Avery Dennison Corp.	7,142	820,402
Ball Corp.	17,298	1,236,461
PPG Industries, Inc.	7,305	857,534
Sherwin-Williams Co.	3,922	2,012,143
		5,796,020
Real Estate - 11.4%
AvalonBay Communities, Inc.	3,522	735,359
Boston Properties, Inc.	2,575	342,346
Equity Residential	10,654	840,494
Prologis, Inc.	24,825	2,001,143
Realty Income Corp.	22,701	1,571,136
		5,490,478
Utilities - 0.4%
WEC Energy Group, Inc.	2,556	218,436

Total Securities Sold Short
(Proceeds $43,822,510)		$48,007,458

*	Non-income producing security
ADR-	American Depositary Receipt

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds , credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of July 31, 2019, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$40,315,407	$–	$–	$40,315,407
Short-Term Investment	4,949,440	-	–	4,949,440
Total Investments	$45,264,847	$–	$–	$45,264,847

Securities Sold Short
Common Stocks	$48,007,458	$–	$–	$48,007,458
Total Securities Sold Short	$48,007,458	$–	$–	$48,007,458

Schedule of Investments July 31, 2019 (Unaudited)

Nuance Mid Cap Value Fund

	Shares	Value
COMMON STOCKS - 83.9%
Consumer Staples - 9.7%
Brown-Forman Corp. - Class B	106,337	$5,828,331
Cal-Maine Foods, Inc.	951,158	37,827,554
Henkel AG & Co. KGaA - ADR	776,724	18,330,686
Pernod Ricard SA - ADR	181,846	6,393,705
Sanderson Farms, Inc.	386,683	50,663,207
Sysco Corp.	80,697	5,533,393
		124,576,876
Financials # - 27.2%
Charles Schwab Corp.	738,554	31,920,304
Chubb Ltd.	38,988	5,958,926
Cullen/Frost Bankers, Inc.	63,098	5,990,524
Everest Re Group, Ltd.	23,256	5,735,860
MetLife, Inc.	369,045	18,238,204
Northern Trust Corp.	417,386	40,903,828
Reinsurance Group of America, Inc.	439,487	68,524,813
TD Ameritrade Holding Corp.	249,326	12,740,559
TowneBank	218,580	6,150,841
Travelers Companies, Inc.	343,501	50,364,117
UMB Financial Corp.	372,081	25,398,249
Unum Group	1,179,055	37,670,807
Valley National Bancorp	3,452,326	38,527,958
		348,124,990
Healthcare - 12.5%
Baxter International, Inc.	74,945	6,293,132
Becton, Dickinson & Co.	24,835	6,278,288
Cerner Corp.	82,004	5,875,587
Dentsply Sirona, Inc.	793,078	43,183,097
Globus Medical, Inc. - Class A *	593,590	27,055,832
ICU Medical, Inc. *	50,654	12,888,404
Smith & Nephew - ADR	684,732	31,114,222
Universal Health Services, Inc. - Class B	140,391	21,179,386
Waters Corp. *	28,154	5,928,106
		159,796,054
Industrials - 22.2%
A.O. Smith Corp.	128,581	5,844,007
ABB Ltd. - ADR	973,359	18,299,149
Amphenol Corp. - Class A	466,220	43,507,650
Applied Materials, Inc.	142,668	7,043,519
Atlas Copco AB - ADR	203,120	6,193,129
Epiroc Aktiebolag - ADR	1,127,754	12,224,853
Graco Inc.	109,277	5,254,038
J.B. Hunt Transport Services, Inc.	129,831	13,290,800
Lindsay Corp.	445,526	40,640,882
Schneider Electric SE - ADR	1,016,583	17,475,062
Simpson Manufacturing Co., Inc.	88,499	5,465,698
WABCO Holdings, Inc. *	577,576	76,476,838
Werner Enterprises, Inc.	992,255	32,893,253
		284,608,878
Materials - 0.5%
GCP Applied Technologies, Inc. *	259,897	5,725,531
Real Estate - 5.4%
Equity Commonwealth	1,873,518	62,912,734
Healthcare Realty Trust, Inc.	180,646	5,777,059
		68,689,793
Information Technology - 0.5%
MKS Instruments, Inc.	79,858	6,798,312
Utilities - 5.9%
Aqua America, Inc.	612,471	25,693,158
California Water Service Group	109,892	5,867,134
Connecticut Water Service, Inc.	364,998	25,513,360
SJW Group	295,137	19,151,440
		76,225,092
Total Common Stocks
(Cost $995,752,012)		1,074,545,526

CONVERTIBLE PREFERRED STOCKS - 8.1%
Financials # - 3.7%
Commerce Bancshares, Inc., Series B, 6.000%	36,353	958,265
MetLife, Inc., Series A, 4.000%	347,832	8,427,969
Northern Trust Corp., Series C, 5.850%	801,855	20,302,969
W.R. Berkley Corp., 5.625%, 4/30/2053	673,775	17,275,591
		46,964,794
Healthcare - 0.9%
Becton, Dickinson and Co., Series A, 6.125%, 5/1/2020	192,505	11,867,933
Utilities - 3.5%
Aqua America, Inc., 6.000%, 4/30/2022	784,726	44,870,633
Total Convertible Preferred Stocks
(Cost $101,026,332)		103,703,360

SHORT-TERM INVESTMENT - 9.1%
First American Government Obligations Fund, Class X, 2.24% ^
(Cost $117,143,052)	117,143,052	117,143,052

Total Investments - 101.1%
(Cost $1,213,921,396)		1,295,391,938
Other Assets and Liabilities, Net - (1.1)%		(13,984,650)
Total Net Assets - 100.0%		$1,281,407,288

*	Non-income producing security.
#
The Fund is signficantly invested in this sector and therefore is subject to additional risks.  Changes in governmental regulation, interest rates, domestic and international economics, loan losses, price competition and industry consolidation may affect companies in this sector.

^	The rate shown is the annualized seven day effective yield as of July 31, 2019.
ADR-	American Depositary Receipt

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of July 31, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,074,545,526	$-	$-	$1,074,545,526
Convertible Preferred Stock	103,703,360	-	-	103,703,360
Short-Term Investment	117,143,052	-	-	117,143,052
Total Investments	$1,295,391,938	$-	$-	$1,295,391,938

Refer to the Schedule of Investments for further information on the classification of investments.